CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 4,281,094	$ 167,725
Trade receivables, net of allowance of $45,883 and $46,023, respectively	3,971	5,539	$ 0
Inventories	615,674	534,431	533,892
Prepaid and other current assets	189,730	71,575	51,598
Total current assets	5,090,469	779,270	585,490
Property, Plant and Equipment:	24,148,192	24,867,176	32,911,969
Accumulated depreciation	(23,964,362)	(24,848,408)	(28,677,350)
Net property, plant and equipment	183,830	18,768	4,234,619
Other Assets:
Operating lease right-of-use assets, net	5,150,718	5,633,663
Patents, net of accumulated amortization of $467,102 and $421,181, respectively	393,545	439,836	813,397
Other non-current assets	625,000	500,000
Total other assets		6,573,499	813,397
Total Assets	11,443,562	7,371,537	5,633,506
Current Liabilities:
Accounts payable	650,720	736,986	1,663,316
Related party payables	45,000	135,834	460,173
Accrued expenses	1,031,017	1,518,212	1,624,564
Accrued interest	479,872	438,063	2,107,401
Notes payable	250,000	250,000	1,506,530
Current portion of long-term debt			6,075,307
Current portion of operating lease liability	628,438	575,404
Secured promissory notes, net			6,335,655
Promissory notes, net		193,200	1,092,771
Convertible notes, net	250,000		2,129,016
Embedded derivative liability		5,303,984	7,717,150
Total current liabilities	3,335,047	9,151,683	30,711,883
Long-Term Liabilities:
Non-current operating lease liabilities	4,698,431	5,179,229
Non-current secured promissory notes, net		5,405,637
Non-current convertible notes, net	8,006,452	7,813,048
Accrued warranty liability	21,225	14,143	28,404
Total liabilities	16,061,155	27,563,740	30,740,287
Non-current secured promissory notes, net		5,405,637
Stockholders’ Deficit:
Series A preferred stock, $.0001 par value; 750,000 shares authorized; 48,100 and 48,100 shares issued and outstanding, respectively ($752,765 and $703,863 Liquidation Preference, respectively)	5	5	5
Common stock, $0.0001 par value, 20,000,000,000 authorized; 18,102,583,473 and 4,759,161,650 shares issued and outstanding, respectively	1,967,891	1,810,258	475,917
Additional paid in capital	417,608,765	399,780,319	397,817,526
Accumulated Deficit	(424,194,254)	(421,782,785)	(423,400,229)
Total stockholders’ deficit	(4,617,593)	(20,192,203)	(25,106,781)
Total Liabilities and Stockholders’ Deficit	11,443,562	7,371,537	5,633,506
Accrued warranty liability	21,225	14,143	28,404
Total liabilities	$ 16,061,155	$ 27,563,740	$ 30,740,287